Receivables - Summary of Aging of Receivables (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 21,472	$ 21,976	$ 20,039
Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	50	137
60-89 Days Past Due	10	35
Greater Than 90 Days	2	17
Total Past Due	62	189
Current	11,811	12,238
Total	11,978	12,730	11,760
Retail [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	11,873	12,427
Retail [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	105	303
Retail [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	31	18
60-89 Days Past Due	2	5
Greater Than 90 Days		3
Total Past Due	33	26
Current	8,596	8,336
Total	8,639	8,392
Retail [Member] | NAFTA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,629	8,362
Retail [Member] | NAFTA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	10	30
Retail [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	14	75
60-89 Days Past Due	8	21
Greater Than 90 Days		8
Total Past Due	22	104
Current	881	1,524
Total	961	1,848
Retail [Member] | EMEA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	903	1,628
Retail [Member] | EMEA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	58	220
Retail [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	3	4
Total Past Due	3	4
Current	1,762	1,651
Total	1,802	1,706
Retail [Member] | LATAM [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,765	1,655
Retail [Member] | LATAM [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	37	51
Retail [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	2	40
60-89 Days Past Due		9
Greater Than 90 Days	2	6
Total Past Due	4	55
Current	572	727
Total	576	784
Retail [Member] | APAC [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	576	782
Retail [Member] | APAC [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total		2
Wholesale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	90	184
60-89 Days Past Due	7	41
Greater Than 90 Days	30	19
Total Past Due	127	244
Current	9,186	8,595
Total	9,400	9,111	8,049
Wholesale [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,313	8,839
Wholesale [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	87	272
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	1
Total Past Due	1
Current	4,079	3,536
Total	4,132	3,566
Wholesale [Member] | NAFTA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	4,080	3,536
Wholesale [Member] | NAFTA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	52	30
Wholesale [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	72	180
60-89 Days Past Due	4	36
Greater Than 90 Days		1
Total Past Due	76	217
Current	3,874	4,052
Total	3,956	4,510
Wholesale [Member] | EMEA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,950	4,269
Wholesale [Member] | EMEA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	6	241
Wholesale [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	1
Total Past Due	1
Current	861	796
Total	862	797
Wholesale [Member] | LATAM [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	862	796
Wholesale [Member] | LATAM [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total		1
Wholesale [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	16	4
60-89 Days Past Due	3	5
Greater Than 90 Days	30	18
Total Past Due	49	27
Current	372	211
Total	450	238
Wholesale [Member] | APAC [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	421	238
Wholesale [Member] | APAC [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 29